SPDR Barclays 1-10 Year TIPS ETF
SPDR® Barclays 1-10 Year TIPS ETF
INVESTMENT OBJECTIVE
The SPDR Barclays 1-10 Year TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-10 year inflation protected sector of the United States Treasury market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Barclays 1-10 Year TIPS ETF
MANAGEMENT FEES		0.15%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.15%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through the next twelve (12) months of operation.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR Barclays 1-10 Year TIPS ETF	15	48

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the Barclays 1-10 Year Government Inflation-linked Bond Index (the "Index"), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the index in approximately the same proportions as the index. Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities the Adviser determines have economic characteristics substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the inflation protected public obligations of the U.S. Treasury commonly known as "TIPS" that have a remaining maturity greater than or equal to 1 year and less than 10 years. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. The Index includes publicly issued, TIPS that have at least 1 year remaining to maturity and less than 10 years on index rebalancing date, with an issue size equal to or in excess of $500 million. The total amount outstanding for each issue is reflected, there are no adjustments made for sums held in the Federal Reserve System Open Market Account (SOMA) account. Bonds must be capital-indexed and linked to a domestic inflation index. The securities must be issued by the US Government and must be denominated in U.S. dollars and pay coupon and principal in U.S. dollars. New bonds/reopening's entering the Index must settle on or before the index rebalancing date. The Index is rebalanced on the last calendar date of each month. As of April 30, 2013, the Index was comprised of 22 securities.

The Index is sponsored by Barclay's, Inc. (the "Index Provider") which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index and relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

INFLATION PROTECTED SECURITIES RISK. Inflation protected securities, such as TIPS, generally fluctuate in response to changes in "real" interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, an inflation protected security's value will decrease when real interest rates rise and increase when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. During periods of "deflation," the principal and income of an inflation protected security may decline in price, which could result in losses for the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to the Index.